INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

Note 14—INCOME TAXES

        Income tax expense (benefit) for the years ended December 31, 2012, 2011and 2010 consists of the following:

	Year ended December 31
(Dollars in thousands)	2012	2011	2010
Current
Federal	$—	$—	$136
State	284	142	102

	284	142	238

Deferred
Federal	1,336	1,315	327
State	—	—	—

	1,336	1,315	327

Income tax expense (benefit)	$1,620	$1,457	$565

        Reconciliation from expected federal tax expense to effective income tax expense (benefit) for the periods indicated are as follows:

	Year ended December 31
(Dollars in thousands)	2012	2011	2010
Expected federal income tax expense	$1,900	$1,625	$822
State income tax net of federal benefit	187	112	67
Tax exempt interest	(182)	(29)	(52)
Increase in cash surrender value life insurance	(130)	(59)	(131)
Valuation allowance	—	35	97
Other	(155)	(227)	(238)

	$1,620	$1,457	$565

        The following is a summary of the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities:

	December 31,
(Dollars in thousands)	2012	2011
Assets:
Allowance for loan losses	$1,609	$1,598
Excess tax basis of deductible intangible assets	121	121
Net operating loss carry forward	1,699	3,277
Unrealized loss on available-for-sale securities	—	—
Compensation expense deferred for tax purposes	767	736
Fair value adjustment on interest rate swap agreement	115	205
Deferred loss on other-than-temporary-impairment charges	257	471
Interest on nonaccrual loans	99	109
Tax credit carry-forwards	829	410
Excess discount accretion on securities for tax purposes	—	360
Other	401	232

Total deferred tax asset	5,897	7,519
Valuation reserve	132	132

Total deferred tax asset net of valuation reserve	5,765	7,387

Liabilities:
Tax depreciation in excess of book depreciation	118	126
Excess tax basis of non-deductible intangible assets	11	42
Excess financial reporting basis of assets acquired	956	1,014
Unrealized gain on available-for-sale securities	1,266	705
Other	—	22

Total deferred tax liabilities	2,351	1,909

Net deferred tax asset recognized	$3,414	$5,478

        At December 31, 2012 there is a $132 thousand valuation allowance that relates to deferred tax benefits for contribution carry forwards and capital loss carry forwards. At December 31, 2012, the Company has net operating loss carry forwards for federal income tax purposes of approximately $5.0 million available to offset future taxable income through 2031. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Additional amounts of these deferred tax assets considered to be realizable could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced. During 2010, the Company recognized OTTI charges on certain investment securities in the amount of $13.5 million, which resulted in recognition of a $4.6 million deferred tax asset at December 31, 2010. These losses were not deductible until the securities were either sold or deemed worthless. During 2011 and 2012, a significant portion of those investments that created the deferred tax asset were sold and as a result created an $8.0 million taxable loss. The remaining $5.0 million tax net operating loss can be carried forward until the year ended 2031. The net deferred asset is included in other assets on the consolidated balance sheets.

        A portion of the change in the net deferred tax asset relates to unrealized gains and losses on securities available-for-sale. The change in the tax expense related to the change in unrealized losses on these securities of $564 thousand has been recorded directly to shareholders' equity. The balance in the change in net deferred tax asset results from the current period deferred tax expense of $1.3 million.

        Tax returns for 2010 and subsequent years are subject to examination by taxing authorities.